COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Maximum number of shares outstanding exercised or converted
[d]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 7, 2013 were exercised or converted:

Common Shares	233,839,998
Stock options [note 17]	6,535,694

240,375,692